Stock-Based Compensation - Summary of Fair Values of the Options Granted (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Fair value per share of underlying common stock	$ 1.34	$ 2.16	$ 1.57
Expected term (in years)	5 years 11 months 4 days	6 years 3 days	6 years 7 days
Expected volatility ,Minimum	111.05%	93.44%	87.02%
Expected volatility ,Maximum	111.21%	111.21%	91.24%
Risk-free interest rate	3.65%	4.14%	3.01%
Expected dividend yield	0.00%	0.00%	0.00%